INVENTORIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and Administrative Expense [Member]
Impairment of inventory	$ 14,000	$ 53,000	$ 64,000